o    TF1 *SA1
     TF2 *SA1

--------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class C - Formerly Class II
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED APRIL 1, 1999
                 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

                             FRANKLIN TAX-FREE TRUST
  (TF1 - ARIZONA, FLORIDA, INSURED, MASSACHUSETTS, MICHIGAN, MINNESOTA AND OHIO
                         INSURED TAX-FREE INCOME FUNDS)
   (TF2 - ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA, MARYLAND, MISSOURI,
            NORTH CAROLINA, TEXAS AND VIRGINIA TAX-FREE INCOME FUNDS)
                               DATED JULY 1, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, Class I shares are designated Class A and Class II shares are designated Class C. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The following is added to the section "Additional Information on Selling Shares," found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.

III. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.



                Please keep this supplement for future reference.






o     TF3 *SA1

--------------------------------------------------------------------------------
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                                     (High Yield Fund Only)
                           Class C - Formerly Class II
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED APRIL 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                             FRANKLIN TAX-FREE TRUST
  (TF3 - ARIZONA, COLORADO, CONNECTICUT, FEDERAL INTERMEDIATE-TERM, HIGH YIELD, INDIANA, MICHIGAN, NEW JERSEY, OREGON, PENNSYLVANIA AND PUERTO RICO TAX-FREE
                                  INCOME FUNDS)
                               DATED JULY 1, 1998

The Statement of Additional Information is amended as follows:

I. On January 12, 1999, Franklin Tax-Free Trust's Board of Trustees approved proposals to merge the Franklin Michigan Tax-Free Income Fund into Franklin Michigan Insured Tax-Free Income Fund and the Franklin Indiana Tax-Free Income Fund into Franklin Federal Tax-Free Income Fund, subject to shareholder approval. Franklin Federal Tax-Free Income Fund's Board of Directors also approved the Franklin Indiana Tax-Free Income Fund merger. The investment goal of the Franklin Michigan Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, and Franklin Indiana Tax-Free Income Fund is to provide investors with as high a level of income exempt from federal income taxes and from the personal income taxes, if any, for resident shareholders of the fund's state as is consistent with prudent investing, while seeking preservation of shareholders' capital. The investment goal of the Franklin Federal Tax-Free Income Fund is to provide investors with as high a level of interest income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The Boards believe these proposed mergers will benefit shareholders.

     It is anticipated that in the spring of 1999 shareholders of the Franklin Michigan Tax-Free Income Fund and Franklin Indiana Tax-Free Income Fund will receive a proxy and proxy statement requesting their votes on the applicable merger.

     Franklin Michigan Tax-Free Income Fund and Franklin Indiana Tax-Free Income Fund were closed to new investors after the close of business on January 12, 1999. If you were a shareholder of record as of the close of business on January 12, 1999, you may continue to add to your account, subject to your applicable minimum additional investment amount, or buy additional shares through reinvestment of dividend or capital gain distributions.

     Although you may redeem your shares, please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be allowed to buy additional shares of the Franklin Michigan Tax-Free Income Fund and Franklin Indiana Tax-Free Income Fund or to reopen your account in those funds.

II.  As of January 1, 1999,  the High Yield Fund offers three classes of shares:
     Class A, Class B and Class C. The Arizona, Colorado, Connecticut, New Jersey, Oregon, Pennsylvania and Puerto Rico funds each offer two classes of shares: Class A and Class C. The Federal Intermediate, Indiana and Michigan funds each offer one class of shares, which is considered Class A shares.

     Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

III. The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the funds: approximately 74 shares of the Arizona Fund - Class A, 75 shares of the Connecticut Fund
     - Class A, 75 shares of the Federal Intermediate Fund, 177 shares of the High Yield Fund - Class A, 70 shares of the Indiana Fund, 33,819 shares of the New Jersey Fund - Class A, 71 shares of the Oregon Fund - Class A, 80 shares of the Pennsylvania Fund - Class A, and 71 shares of the Puerto Rico Fund - Class A, or less than 1% of the total outstanding shares of each fund's Class A shares.

IV. The following is added to the section "Additional Information on Selling Shares" found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.


V.   In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Funds'
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) and the following paragraphs are added after the section "The Class I Plans":

     THE CLASS B PLAN - HIGH YIELD FUND ONLY. Under the Class B plan, the High Yield Fund pays Distributors up to 0.50% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The High Yield Fund may also pay a servicing fee of up to 0.15% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

VI. The following information is added to the applicable sections under "How Do the Funds Measure Performance?":

     TOTAL RETURN

     The average annual total returns for the indicated periods ended August 31, 1998, were:


                                         INCEPTION                                                   FROM
                                           DATE         ONE-YEAR      FIVE-YEAR     TEN-YEAR       INCEPTION
--------------------------------------------------------------------------------------------------------------
      Arizona Fund - Class A             09/01/87         3.02%         4.87%         7.49%         7.35%
      Arizona Fund - Class C             05/01/95         4.99             -             -          6.48
      Colorado Fund - Class A            09/01/87         3.96          5.22          7.81          7.70
      Colorado Fund - Class C            05/01/95         5.98             -             -          7.07
      Connecticut Fund - Class A         10/03/88         3.52          4.75             -          6.78
      Connecticut Fund - Class C         05/01/95         5.54             -             -          6.71
      Federal Intermediate Fund          09/23/92         5.18          5.61             -          6.70
      High Yield Fund - Class A          03/18/86         4.67          6.58          8.34          8.28
      High Yield Fund - Class C          05/01/95         6.57             -             -          8.19
      Indiana Fund                       09/01/87         3.42          4.95          7.78          7.72
      Michigan Fund                      07/01/96         6.32             -             -          7.83
      New Jersey Fund - Class A          05/12/88         3.60          4.79          7.46          7.56
      New Jersey Fund - Class C          05/01/95         5.49             -             -          6.70
      Oregon Fund - Class A              09/01/87         2.94          4.78          7.28          7.04
      Oregon Fund - Class C              05/01/95         4.81             -             -          6.52
      Pennsylvania Fund - Class A        12/01/86         3.50          5.17          7.67          6.86
      Pennsylvania Fund - Class C        05/01/95         5.41             -            -           6.74
      Puerto Rico Fund - Class A         04/03/85         3.50          5.18          7.43          7.62
      Puerto Rico Fund - Class C         05/01/95         5.51             -             -          6.77

     The cumulative total returns for the indicated periods ended August 31, 1998, were:


                                        INCEPTION                                                   FROM
                                           DATE         ONE-YEAR      FIVE-YEAR     TEN-YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------
      Arizona Fund - Class A             09/01/87         3.02%        26.82%        105.98%        118.36%
      Arizona Fund - Class C             05/01/95         4.99             -              -          23.29
      Colorado Fund - Class A            09/01/87         3.96         28.97         112.04         126.23
      Colorado Fund - Class C            05/01/95         5.98             -              -          25.62
      Connecticut Fund - Class A         10/03/88         3.52         26.11              -          91.66
      Connecticut Fund - Class C         05/01/95         5.54             -              -          24.19
      Federal Intermediate Fund          09/23/92         5.18         31.40              -          46.96
      High Yield Fund - Class A          03/18/86         4.67         37.55         122.77         169.42
      High Yield Fund - Class C          05/01/95         6.57             -              -          30.06
      Indiana Fund                       09/01/87         3.42         27.32         111.57         126.65
      Michigan Fund                      07/01/96         6.32             -              -          17.75
      New Jersey Fund - Class A          05/12/88         3.60         26.36         105.39         112.08
      New Jersey Fund - Class C          05/01/95         5.49             -              -          24.15
      Oregon Fund - Class A              09/01/87         2.94         26.27         101.87         111.50
      Oregon Fund - Class C              05/01/95         4.81             -              -          23.45
      Pennsylvania Fund - Class A        12/01/86         3.50         28.66         109.31         118.07
      Pennsylvania Fund - Class C        05/01/95         5.41             -              -          24.33
      Puerto Rico Fund - Class A         04/03/85         3.50         28.73         104.82         168.04
      Puerto Rico Fund - Class C         05/01/95         5.51             -              -          24.45

     YIELD

     The yields for the 30-day period ended August 31, 1998, were:

                                  CLASS A                    CLASS C
--------------------------------------------------------------------------------
     Arizona Fund                  4.13%                      3.70%
     Colorado Fund                 4.13                       3.72
     Connecticut Fund              4.02                       3.61
     Federal Intermediate Fund     3.93                          -
     High Yield Fund               4.79                       4.41
     Indiana Fund                  4.08                          -
     Michigan Fund                 4.56                          -
     New Jersey Fund               4.11                       3.71
     Oregon Fund                   4.04                       3.62
     Pennsylvania Fund             4.25                       3.83
     Puerto Rico Fund              4.06                       3.64

     The taxable-equivalent yields for the 30-day period ended August 31, 1998, were:

                                       CLASS A              CLASS C
--------------------------------------------------------------------------------
     Arizona Fund                       7.21%                6.46%
     Colorado Fund                      7.20                 6.48
     Connecticut Fund                   6.97                 6.26
     Federal Intermediate Fund          6.51                    -
     High Yield Fund                    7.93                 7.30
     Indiana Fund                       7.07                    -
     Michigan Fund                      6.78                    -
     New Jersey Fund                    7.27                 6.56
     Oregon Fund                        7.35                 6.59
     Pennsylvania Fund                  7.24                 6.52
     Puerto Rico Fund                   6.72                 6.03

     CURRENT DISTRIBUTION RATE

     The current distribution rates for the 30-day period ended August 31, 1998, were:

                                         CLASS A              CLASS C
--------------------------------------------------------------------------------
      Arizona Fund                       4.82%                 4.40%
      Colorado Fund                      4.73                  4.31
      Connecticut Fund                   4.88                  4.51
      Federal Intermediate Fund          4.56                     -
      High Yield Fund                    5.30                  4.89
      Indiana Fund                       4.93                     -
      Michigan Fund                      4.96                     -
      New Jersey Fund                    4.88                  4.47
      Oregon Fund                        4.93                  4.50
      Pennsylvania Fund                  5.00                  4.58
      Puerto Rico Fund                   4.82                  4.41

     The taxable-equivalent distribution rates for the 30-day period ended August 31, 1998, were:

                                         CLASS A              CLASS C
--------------------------------------------------------------------------------
      Arizona Fund                       8.42%                 7.68%
      Colorado Fund                      8.24                  7.51
      Connecticut Fund                   8.46                  7.82
      Federal Intermediate Fund          7.55                     -
      High Yield Fund                    8.77                  8.10
      Indiana Fund                       8.54                     -
      Michigan Fund                      8.59                     -
      New Jersey Fund                    8.63                  7.90
      Oregon Fund                        8.97                  8.19
      Pennsylvania Fund                  8.52                  7.80
      Puerto Rico Fund                   7.98                  7.30

VII.  Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of November 25, 1998, the principal shareholders of the funds, beneficial or of record, were as follows:

    NAME AND ADDRESS              SHARE AMOUNT       PERCENTAGE
----------------------------------------------------------------
    MICHIGAN FUND

    Franklin Resources Inc.        245,077.831        17.92%
    Corporate Accounting
    Attn Michael Corcoran
    555 Airport Blvd. 4th Fl
    Burlingame, CA 94010


VIII. The following is added to the section "Financial Statements":

     The unaudited financial statements contained in the Semiannual Report to Shareholders of the Trust, for the six-month period ended August 31, 1998, are incorporated herein by reference.

IX. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B AND CLASS C - The High Yield Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The Arizona, Colorado, Connecticut, New Jersey, Oregon, Pennsylvania and Puerto Rico funds each offer two classes of shares, designated "Class A" and "Class C." The classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Federal Intermediate, Indiana and Michigan funds are considered Class A shares for redemption, exchange and other purposes.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. For all funds except the Federal Intermediate Fund, the maximum front-end sales charge is 4.25% for Class A and 1% for Class C. The maximum front-end sales charge for the Federal Intermediate Fund is 2.25%. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.